The
AARP
Variable
Annuity

American Maturity Life
Insurance Company

SEMI-ANNUAL REPORT

-------------------
JUNE 30, 1998
-------------------

[AARP LOGO]
American Maturity Life

--------------------------------------------------------------------------------
Table of Contents

Letter to Certificate Owners
American Maturity Life Insurance Company Separate Account AMLVA
Financial Statements and Notes to Financial Statements


DREYFUS VARIABLE INVESTMENT FUND

Capital Appreciation Portfolio
Small Cap Portfolio


JANUS ASPEN SERIES

Worldwide Growth Portfolio
Balanced Portfolio


NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Partners Portfolio


SCUDDER VARIABLE LIFE INVESTMENT FUND

Money Market Portfolio
Bond Portfolio
Growth and Income Portfolio
Capital Growth Portfolio


Certificate Owners should refer to the prospectus provided to them at the time of purchase of their Certificate for a description of investment alternatives available in Separate Account AMLVA. This prospectus, along with the financial information contained in this report, provides them with the complete and up-to-date financial information regarding Separate Account AMLVA.

This report is prepared for the general information on Certificate Owners and is not an offer of contracts. It should not be used in connection with any other offer, except in conjunction with the appropriate prospectus which contains all pertinent information including the applicable sales, administrative and other charges.

[American Maturity Life LOGO]                    200 Hopmeadow Street
                                                 Simsbury, Connecticut 06089
                                                 Telephone (860) 843-3293
                                                 Fax (860) 843-3623

                                                 Mailing Address: P.O. Box 2999
                                                 Hartford, CT 06104-2999


August 20, 1998



Dear AARP Variable Annuity Certificate Owner:


Planning for retirement and indeed paying for retirement have become increasingly important goals for many AARP members. As we all have come to realize, saving for a comfortable retirement is a long-term process. When you purchased your AARP Variable Annuity, you took an important step toward enhancing your financial future and supplementing your other sources of retirement income.


At American Maturity Life we are exclusively dedicated to helping AARP members meet their financial retirement goals. As a long-term investment vehicle your AARP Variable Annuity was designed to provide superior value and flexibility. In addition to tax-deferral on earnings, generous liquidity features and various income options, it provides a broad choice of diversified investment portfolios. These portfolios were selected to help you achieve the proper balance between investment risk and reward -- now and in the future -- and have the added advantage of being managed by leading investment professionals from Dreyfus Corporation, Janus Capital Corporation, Neuberger & Berman Management, Inc. and Scudder Kemper Investments, Inc.


As a valued customer of American Maturity Life we sincerely appreciate your business and the trust and confidence you have place in us. Please be assured that we will do everything in our power to continue to earn that trust and confidence.


Should you have any questions about this semi-annual report or your AARP Variable Annuity, please feel free to call one of our Customer Service Annuity Specialists at 1-800-923-3334. Your satisfaction is our primary concern.


Thank you for allowing us to be of service to you.


Sincerely,

/s/Joseph J. Noto

Joseph J. Noto
Chief Operating Officer

 Separate Account AMLVA
 American Maturity Life Insurance Company
 Statement of Assets & Liabilities
 June 30, 1998 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Scudder           Scudder           Scudder
                                                                               Variable           Variable          Variable
                                                                            Life Investment   Life Investment   Life Investment
                                                                              Fund Money         Fund Bond        Fund Capital
                                                                           Market Portfolio      Portfolio      Growth Portfolio
                                                                              Sub-Account       Sub-Account       Sub-Account
                                                                          ------------------ ----------------- -----------------
Assets:
Investments:
 Scudder Variable Life Investment Fund Money Market Portfolio
  Shares                     2,407,852
  Cost                      $2,407,852
  Market Value ..........................................................     $ 2,407,852                --                --
 Scudder Variable Life Investment Fund Bond Portfolio
  Shares                       486,614
  Cost                      $3,323,273
  Market Value ..........................................................              --      $  3,347,906                --
 Scudder Variable Life Investment Fund Capital Growth Portfolio
  Shares                        80,927
  Cost                      $1,734,140
  Market Value ..........................................................              --               --       $  1,830,571
 Scudder Variable Life Investment Fund Growth and Income Portfolio
  Shares                       570,570
  Cost                      $6,617,112
  Market Value ..........................................................              --                --                --
 Neuberger & Berman Partners Advisers Management Trust Portfolio
  Shares                       204,311
  Cost                      $4,066,799
  Market Value ..........................................................              --                --                --
 Dreyfus Variable Investment Fund Capital Appreciation Portfolio
  Shares                       177,192
  Cost                      $5,460,252
  Market Value ..........................................................              --                --                --
 Dreyfus Variable Investment Fund Small Cap Portfolio
  Shares                        19,511
  Cost                      $1,185,214
  Market Value ..........................................................              --                --                --
 Janus Aspen Series Balanced Portfolio
  Shares                        82,913
  Cost                      $1,554,726
  Market Value ..........................................................              --                --                --
 Janus Aspen Series Worldwide Growth Portfolio
  Shares                       173,350
  Cost                      $4,559,957
  Market Value ..........................................................              --                --                --
 Due from American Maturity Life Insurance Company ......................           6,608            14,353             5,598
 Receivable from fund shares sold .......................................              --                --                --
                                                                              -----------      ------------      ------------
 Total Assets ...........................................................       2,414,460         3,362,259         1,836,169
                                                                              -----------      ------------      ------------
Liabilities:
 Due to American Maturity Life Insurance Company . ......................              --                --                --
 Payable for fund shares purchased . ....................................           6,608            14,353             5,598
                                                                              -----------      ------------      ------------
 Total Liabilities ......................................................           6,608            14,353             5,598
                                                                              -----------      ------------      ------------
 Net Assets (variable annuity contract liabilities) .....................       2,407,852      $  3,347,906      $  1,830,571
                                                                              ===========      ============      ============
Deferred annuity contracts in the accumulation period:
Individual Sub-Accounts:
 Units owned by Participants ............................................         227,734           300,198           127,067
 Unit values. ...........................................................       10.573089      $  11.152326      $  14.406344



The accompanying notes are an integral part of these financial statements.


------------------------------------- 2 ----------------------------------------

--------------------------------------------------------------------------------


      Scudder              Neuberger                Dreyfus               Dreyfus
   Variable Life            & Berman               Variable               Variable             Janus              Janus
  Investment Fund      Partners Advisers        Investment Fund       Investment Fund      Aspen Series        Aspen Series
 Growth and Income      Management Trust     Capital Appreciation      Small Capital         Balanced        Worldwide Growth
     Portfolio             Portfolio               Portfolio             Portfolio           Portfolio          Portfolio
    Sub-Account           Sub-Account             Sub-Account           Sub-Account         Sub-Account        Sub-Account
-------------------   -------------------   ----------------------   -----------------   ----------------   -----------------
             --                    --                      --                    --                  --                 --
             --                    --                      --                    --                  --                 --
             --                    --                      --                    --                  --                 --
   $  6,669,961                    --                      --                    --                  --                 --
             --          $  3,932,991                      --                    --                  --                 --
             --                    --            $  5,966,058                    --                  --                 --
             --                    --                      --          $  1,181,226                  --                 --
             --                    --                      --                    --        $  1,649,975                 --
             --                    --                      --                    --                  --       $  4,975,158
        127,761                20,640                  28,372                 3,369               1,189             25,970
             --                    --                      --                    --                  --                 --
   ------------          ------------            ------------          ------------        ------------       ------------
      6,797,722             3,953,631               5,994,430             1,184,595           1,651,164          5,001,128
   ------------          ------------            ------------          ------------        ------------       ------------
             --                    --                      --                    --                  --                 --
        127,761                20,640                  28,372                 3,369               1,189             25,970
   ------------          ------------            ------------          ------------        ------------       ------------
        127,761                20,640                  28,372                 3,369               1,189             25,970
   ------------          ------------            ------------          ------------        ------------       ------------
   $  6,669,961          $  3,932,991            $  5,966,058          $  1,181,226        $  1,649,975       $  4,975,158
   ============          ============            ============          ============        ============       ============
        502,144               302,175                 421,062                94,619             122,303            344,857
   $  13.282968          $  13.015616            $  14.169072          $  12.484025        $  13.490901       $  14.426727



---------------------------------- 3 -------------------------------------------

--------------------------------------------------------------------------------


 Separate Account AMLVA
 American Maturity Life Insurance Company
 Statement of Operations
 For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


                                                                     Scudder             Scudder             Scudder
                                                                    Variable             Variable            Variable
                                                                 Life Investment     Life Investment     Life Investment
                                                                   Fund Money           Fund Bond          Fund Capital
                                                                Market Portfolio        Portfolio        Growth Portfolio
                                                                   Sub-Account         Sub-Account         Sub-Account
                                                               ------------------   -----------------   -----------------
Investment income:
 Dividends .................................................        $ 33,380            $ 39,520            $   3,157
Expenses:
 Mortality and expense undertakings . ......................          (5,461)             (6,977)              (4,747)
                                                                    --------            --------            ---------
  Net investment income (loss) .............................          27,919              32,543               (1,590)
                                                                    --------            --------            ---------
Capital gains income .......................................              --               3,650               42,529
                                                                    --------            --------            ---------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss) on security transactions .........              --                  33                  420
 Net unrealized appreciation (depreciation) of
  investments during the period ............................              --              15,893               86,361
                                                                    --------            --------            ---------
   Net gain (loss) on investments ..........................              --              15,926               86,781
                                                                    --------            --------            ---------
   Net increase (decrease) in net assets resulting from
    operations .............................................        $ 27,919            $ 52,119            $ 127,720
                                                                    ========            ========            =========



The accompanying notes are an integral part of these financial statements. ------------------------------------- 4 ----------------------------------------

--------------------------------------------------------------------------------


      Scudder              Neuberger                Dreyfus               Dreyfus
   Variable Life            & Berman               Variable               Variable            Janus             Janus
  Investment Fund      Partners Advisers        Investment Fund       Investment Fund     Aspen Series       Aspen Series
 Growth and Income      Management Trust     Capital Appreciation      Small Capital        Balanced          Worldwide
     Portfolio             Portfolio               Portfolio             Portfolio          Portfolio      Growth Portfolio
    Sub-Account           Sub-Account             Sub-Account           Sub-Account        Sub-Account       Sub-Account
-------------------   -------------------   ----------------------   -----------------   --------------   -----------------
     $  33,214            $    5,065              $     253              $   --            $  38,327          $ 116,475
       (16,240)               (8,811)               (13,073)               (3,227)            (3,621)           (11,682)
     ---------            ----------              ---------              --------          ---------          ---------
        16,974                (3,746)               (12,820)               (3,227)            34,706            104,793
     ---------            ----------              ---------              --------          ---------          ---------
       177,059               159,547                    843                    --             10,381             49,802
     ---------            ----------              ---------              --------          ---------          ---------
           912                  (105)                   (77)                 (511)                 3                 15
        (7,655)             (164,986)               482,621                16,048             84,389            410,742
     ---------            ----------              ---------              --------          ---------          ---------
        (6,743)             (165,091)               482,544                15,537             84,392            410,757
     ---------            ----------              ---------              --------          ---------          ---------
     $ 187,290            $   (9,290)             $ 470,567              $ 12,310          $ 129,479          $ 565,352
     =========            ==========              =========              ========          =========          =========



------------------------------------- 5 ----------------------------------------

 Separate Account AMLVA
 American Maturity Life Insurance Company
 Statement of Changes in Net Assets
 For the Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------


                                                                         Scudder
                                                                Variable Life Investment
                                                                    Fund Money Market
                                                                  Portfolio Sub-Account
                                                               -------------------------
Operations:
 Net investment income (loss) ................................        $     27,919
 Capital gains income ........................................                  --
 Net realized gain (loss) on security transactions ...........                  --
 Net unrealized appreciation (depreciation) of
  investments during the period ..............................                  --
                                                                      ------------
 Net increase (decrease) in net assets resulting from
  operations .................................................              27,919
                                                                      ------------
Unit transactions:
 Purchases . .................................................           5,502,743
 Net transfers ...............................................          (3,460,904)
 Surrenders ..................................................              (3,809)
 Other Activity ..............................................                (262)
                                                                      ------------
 Net increase (decrease) in net assets resulting from unit
  transactions ...............................................           2,037,768
                                                                      ------------
 Total increase (decrease) in net assets .....................           2,065,687
Net assets:
 Beginning of period .........................................             342,165
                                                                      ------------
 End of period ...............................................        $  2,407,852
                                                                      ============



          Scudder                   Scudder
 Variable Life Investment   Variable Life Investment
         Fund Bond            Fund Capital Growth
   Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- -------------------------

        $    32,543                $    (1,590)
              3,650                     42,529
                 33                        420

             15,893                     86,361
        -----------                -----------

             52,119                    127,720
        -----------                -----------

          2,134,246                    901,828
            609,390                    277,723
             (6,527)                   (39,646)
                518                       (695)
        -----------                -----------

          2,737,627                  1,139,210
        -----------                -----------
          2,789,746                  1,266,930

            558,160                    563,641
        -----------                -----------
        $ 3,347,906                $ 1,830,571
        ===========                ===========

--------------------------------------------------------------------------------

 American Maturity Life Insurance Company
 Statement of Changes in Net Assets
 For the period from inception, March 17, 1997 to December 31, 1997
--------------------------------------------------------------------------------


                                                                     Scudder
                                                            Variable Life Investment
                                                                Fund Money Market
                                                              Portfolio Sub-Account
                                                           --------------------------
Operations:
 Net investment income (loss) . ..........................       $       6,239
 Capital gains income ....................................                  --
 Net realized gain (loss) on security transactions .......                  --
 Net unrealized appreciation (depreciation) of
  investments during the period ..........................                  --
                                                                 -------------
 Net increase (decrease) in net assets resulting from
  operations .............................................               6,239
                                                                 -------------
Unit transactions:
 Purchases . .............................................           1,398,582
 Net transfers ...........................................          (1,031,362)
 Surrenders ..............................................             (31,277)
 Other activity ..........................................                 (17)
                                                                 -------------
 Net increase (decrease) in net assets resulting from unit
  transactions ...........................................             335,926
                                                                 -------------
 Total increase (decrease) in net assets . ...............             342,165
Net assets:
 Beginning of period .....................................                  --
                                                                 -------------
 End of period ...........................................       $     342,165
                                                                 =============



          Scudder                   Scudder
 Variable Life Investment   Variable Life Investment
         Fund Bond            Fund Capital Growth
   Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- -------------------------

       $   5,641                   $     (98)
              --                          --
               7                          16

           8,739                      10,070
       ---------                   ---------

          14,387                       9,988
       ---------                   ---------

         465,764                     478,755
          79,564                      75,274
          (1,544)                       (128)
             (11)                       (248)
       ---------                   ---------

         543,773                     553,653
       ---------                   ---------
         558,160                     563,641

              --                          --
       ---------                   ---------
       $ 558,160                   $ 563,641
       =========                   =========

The accompanying notes are an integral part of these financial statements. -------------------------------------- 6 ---------------------------------------

--------------------------------------------------------------------------------

          Scudder             Neuberger & Berman             Dreyfus
 Variable Life Investment     Partners Advisers     Variable Investment Fund
  Fund Growth and Income       Management Trust       Capital Appreciation
   Portfolio Sub-Account    Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- ----------------------- --------------------------
       $    16,974               $    (3,746)             $   (12,820)
           177,059                   159,547                      843
               912                      (105)                     (77)
            (7,655)                 (164,986)                 482,621
       -----------               -----------              -----------
           187,290                    (9,290)                 470,567
       -----------               -----------              -----------
         3,628,383                 2,386,189                3,340,783
           820,691                   706,920                  879,154
           (27,686)                  (29,346)                 (19,791)
             2,961                       426                      477
       -----------               -----------              -----------
         4,424,349                 3,064,189                4,200,623
       -----------               -----------              -----------
         4,611,639                 3,054,899                4,671,190
         2,058,322                   878,092                1,294,868
       -----------               -----------              -----------
       $ 6,669,961               $ 3,932,991              $ 5,966,058
       ===========               ===========              ===========


        Dreyfus                  Janus                   Janus
  Variable Investment         Aspen Series           Aspen Series
   Fund Small Capital           Balanced           Worldwide Growth
 Portfolio Sub-Account   Portfolio Sub-Account   Portfolio Sub-Account
 -------------------------- ----------------------- -----------------------
       $    (3,227)            $    34,706            $   104,793
                --                  10,381                 49,802
              (511)                      3                     15
            16,048                  84,389                410,742
       -----------             -----------            -----------
            12,310                 129,479                565,352
       -----------             -----------            -----------
           637,211                 983,090              2,473,397
           130,347                 247,710                641,148
           (17,113)                 (9,075)               (24,424
               541                      36                   (525
       -----------             -----------            -----------
           750,986               1,221,761              3,089,596
       -----------             -----------            -----------
           763,296               1,351,240              3,654,948
           417,930                 298,735              1,320,210
       -----------             -----------            -----------
       $ 1,181,226             $ 1,649,975            $ 4,975,158
       ===========             ===========            ===========

--------------------------------------------------------------------------------

          Scudder             Neuberger & Berman             Dreyfus
 Variable Life Investment     Partners Advisers     Variable Investment Trust
  Fund Growth and Income       Management Trust        Capital Appreciation
   Portfolio Sub-Account    Portfolio Sub-Account     Portfolio Sub-Account
-------------------------- ----------------------- ---------------------------
       $     4,792                $  (1,934)               $     6,079
                --                       --                        752
            (7,527)                      48                        397
            58,504                   31,178                     23,185
       -----------                ---------                -----------
            55,769                   29,292                     30,413
       -----------                ---------                -----------
         1,774,328                  741,365                  1,080,754
           216,036                  108,605                    185,964
            (2,468)                  (1,032)                    (2,276)
            14,657                     (138)                        13
       -----------                ---------                -----------
         2,002,553                  848,800                  1,264,455
       -----------                ---------                -----------
         2,058,322                  878,092                  1,294,868
                --                       --                         --
       -----------                ---------                -----------
       $ 2,058,322                $ 878,092                $ 1,294,868
       ===========                =========                ===========



         Dreyfus                  Janus                   Janus
   Variable Investment         Aspen Series           Aspen Series
   Trust Small Capital           Balanced           Worldwide Growth
  Portfolio Sub-Account   Portfolio Sub-Account   Portfolio Sub-Account
------------------------ ----------------------- ----------------------
        $    (481)              $   2,891              $    2,071
           23,882                      --                      --
           (2,631)                     28                    (191)
          (20,036)                 10,860                   4,458
        ---------               ---------              ----------
              734                  13,779                   6,338
        ---------               ---------              ----------
          361,150                 252,727               1,132,151
           55,933                  32,780                 184,710
              (25)                   (325)                 (2,078)
              138                    (226)                   (911)
        ---------               ---------              ----------
          417,196                 284,956               1,313,872
        ---------               ---------              ----------
          417,930                 298,735               1,320,210
               --                      --                      --
        ---------               ---------              ----------
        $ 417,930               $ 298,735              $1,320,210
        =========               =========              ==========

-------------------------------------- 7 ---------------------------------------

     Separate Account AMLVA
     American Maturity Life Insurance Company
     Notes to Financial Statements
     June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization:
     Separate Account AMLVA (the Account) is a separate investment account within American Maturity Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

2.  Significant Accounting Policies:
     The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) Security Valuation--The investment in shares of the Scudder Variable Life Investment Funds, Janus Aspen Series, Neuberger & Berman Advisers Management Trust and Dreyfus Variable Investment Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of June 30, 1998.

     c) Federal Income Taxes--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.


     d) Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.


3. Administration of the Account and Related Charges:

     a) Mortality and Expense Undertakings--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to .65% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.20% of the Account's average daily net assets.


     b) Deduction of Annual Maintenance Fee--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

-------------------------------------- 8 ---------------------------------------

AML-315VA00CW-0